Organization and basis of presentation (FY) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025 segment	Dec. 31, 2024 USD ($) Segment
Business Combination [Line Items]
Number of reportable segments	2	2
Various transaction costs		$ 24
Holcim Ltd [Member]
Business Combination [Line Items]
Various transaction costs		$ 15